Brandes U.S. Value ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
.
Shares Value
Common Stocks – 98.2%
Communication Services – 8.4%
Alphabet, Inc., Class C* ........................................................ 16,674 $ 2,538,783
Comcast Corp., Class A ........................................................ 65,919 2,857,589
Fox Corp., Class B ............................................................ 44,004 1,259,395
Omnicom Group, Inc. .......................................................... 23,378 2,262,055
8,917,822
Consumer Discretionary – 3.5%
AutoZone, Inc.* ............................................................... 517 1,629,403
Mohawk Industries, Inc.* ........................................................ 16,159 2,115,052
3,744,455
Consumer Staples – 1.7%
Ingredion, Inc. ................................................................ 15,298 1,787,571
Energy – 7.8%
Chevron Corp. ................................................................ 23,635 3,728,185
Halliburton Co. ............................................................... 77,794 3,066,640
World Kinect Corp. ............................................................ 55,352 1,464,060
8,258,885
Financials – 29.7%
American International Group, Inc. ................................................ 29,398 2,298,042
Bank of America Corp. ......................................................... 79,590 3,018,053
Bank of New York Mellon Corp. (The) ............................................. 28,194 1,624,538
Berkshire Hathaway, Inc., Class B* ............................................... 3,440 1,446,589
Citigroup, Inc. ................................................................ 39,020 2,467,625
Fiserv, Inc.* .................................................................. 18,476 2,952,834
JPMorgan Chase & Co. ........................................................ 12,724 2,548,617
Old Republic International Corp. .................................................. 42,456 1,304,248
OneMain Holdings, Inc. ......................................................... 34,038 1,739,002
PNC Financial Services Group, Inc. (The) .......................................... 14,094 2,277,590
State Street Corp. ............................................................. 15,126 1,169,542
Truist Financial Corp. .......................................................... 26,130 1,018,547
W R Berkley Corp. ............................................................ 23,722 2,097,974
Wells Fargo & Co. ............................................................. 55,180 3,198,233
Willis Towers Watson PLC ...................................................... 8,768 2,411,200
31,572,634
Health Care – 21.7%
Cardinal Health, Inc. ........................................................... 21,137 2,365,230
Cigna Group (The) ............................................................ 7,219 2,621,869
CVS Health Corp. ............................................................. 23,894 1,905,785
Fortrea Holdings, Inc.* ......................................................... 29,055 1,166,268
HCA Healthcare, Inc. ........................................................... 6,704 2,235,985
Johnson & Johnson ............................................................ 9,800 1,550,262
Laboratory Corp. of America Holdings ............................................. 7,069 1,544,294
McKesson Corp. .............................................................. 4,881 2,620,365
Merck & Co., Inc. .............................................................. 22,346 2,948,555
Pfizer, Inc. ................................................................... 76,007 2,109,194
Sanofi SA, ADR ............................................................... 41,971 2,039,790
23,107,597

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
.
Shares Value
Common Stocks (continued)
Industrials – 12.6%
Emerson Electric Co. .......................................................... 18,218 $ 2,066,286
FedEx Corp. ................................................................. 8,596 2,490,605
Gates Industrial Corp. PLC* ..................................................... 70,639 1,251,017
General Dynamics Corp. ........................................................ 5,676 1,603,413
Johnson Controls International PLC ............................................... 24,768 1,617,846
SS&C Technologies Holdings, Inc. ................................................ 28,396 1,827,850
Textron, Inc. .................................................................. 26,818 2,572,651
13,429,668
Information Technology – 10.5%
Amdocs Ltd. ................................................................. 27,164 2,454,811
Cisco Systems, Inc. ............................................................ 18,564 926,529
Cognizant Technology Solutions Corp., Class A ...................................... 25,958 1,902,462
Flex Ltd.* .................................................................... 77,530 2,218,133
Micron Technology, Inc. ......................................................... 15,546 1,832,718
Open Text Corp. .............................................................. 21,314 827,622
Qorvo, Inc.* .................................................................. 8,424 967,328
11,129,603
Materials – 2.3%
Corteva, Inc. ................................................................. 41,999 2,422,082
Total Common Stocks (Cost $92,664,246) ........................................................ 104,370,317
Money Market Funds – 2.3%
JP Morgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $2,491,314) ........................................................... 2,491,314 2,491,314
Total Investments – 100.5%
(Cost $95,155,560) .......................................................................... $ 106,861,631
Liabilities in Excess of Other Assets – (0.5)% ....................................................... (562,376)
Net Assets – 100.0% .......................................................................... $ 106,299,255
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company